Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(
10
)
Income
Taxes

The Tax Cuts and Jobs Act (the "TCJ Act"), enacted on
December 22, 2017,
reduced the U.S. federal corporate tax rate to
21
percent. As a result of the enactment of the TCJ Act we remeasured our deferred tax assets and liabilities based upon the new U.S. statutory federal income tax rate of
21
percent, which is the tax rate at which these assets and liabilities are expected to reverse in the future. Nonetheless, we recognized additional income tax expense of
$2,040,946
in the
fourth
quarter of
2017
related to the remeasurement of our deferred tax assets and liabilities.

The components of income tax expense for the years ended
December 31
are as follows:

	20 1 8	2017	2016

Current Federal Expense	$2,727,094	$3,943,495	$3,629,213
Deferred Federal Expense	273,176	793,012	222,120
Deferred Tax Expense from Tax Rate Changes	-	2,040,946	-

Federal Income Tax Expense	3,000,270	6,777,453	3,851,333
Current State Income Tax Expense	-	-	-

Federal and State Income Tax Expense	$3,000,270	$6,777,453	$3,851,333

The federal income tax expense of
$3,000,270
in
2018,
$6,777,453
in
2017
and
$3,851,333
in
2016
is different than the income taxes computed by applying the federal statutory rates to income before income taxes. The reasons for the differences are as follows:

	20 1 8	2017	2016

Statutory Federal Income Taxes	$3,132,711	$4,954,199	$4,283,394
Tax-Exempt Interest	(57,271)	(102,345)	(109,759)
Income from Cash Value Life Insurance, net of premiums	(96,733)	(198,730)	(182,532)
Meal and Entertainment Disallowance	9,578	14,354	16,813
Other	11,985	69,029	(156,583)
Tax Expense from Tax Rate Changes	-	2,040,946	-

Actual Federal Income Taxes	$3,000,270	$6,777,453	$3,851,333

Deferred taxes, which are included in Other Assets, in the accompanying consolidated balance sheets as of
December 31
include the following:

	20 1 8	2017

Deferred Tax Assets
Allowance for Loan Losses	$1,528,129	$1,576,577
Other Real Estate	183,997	304,813
Deferred Compensation	148,402	161,000
Core Deposit Intangible	1,307	-
Investments	210,000	210,000
Goodwill	48,086	76,058
Restricted Stock	2,917	-
Other	201,574	237,591

	$2,324,412	$2,566,039
Deferred Tax Liabilities
Premises and Equipment	(1,023,090)	(995,190)
Other	(6,234)	(2,585)

	(1,029,324)	(997,775)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	2,177,113	1,725,708

Net Deferred Tax Assets	$3,472,201	$3,293,972